Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance value at Dec. 31, 2013	$ 450,822	$ 0	$ 13	$ 530,203	$ (79,394)
Balance, shares at Dec. 31, 2013		4,540	136,714,942
Issuance of common shares, value	54,289		$ 2	54,287
Issuance of common shares, number of shares			14,950,000
Stock- based compensation, value	5,254			5,254
Dividend paid/ declared	(32,619)			(32,619)
Net income	13,047				13,047
Balance value at Dec. 31, 2014	490,793	$ 0	$ 15	557,125	(66,347)
Balance, shares at Dec. 31, 2014		4,540	151,664,942
Conversion of preferred stock into puttable common stock			800,000
Redemption of puttable common stock, shares			(150,000)
Conversion of preferred stock into common stock			172,800
Conversion of preferred stock into common stock		(540)
Acquisition of treasury stock, value	(9,904)			(9,904)
Acquisition of treasury stock, shares			(2,704,752)
Stock- based compensation, value	2,362			2,362
Dividend paid/ declared	(32,117)			(8,727)	(23,390)
Net income	89,737				89,737
Balance value at Dec. 31, 2015	540,871	$ 0	$ 15	540,856	0
Balance, shares at Dec. 31, 2015		4,000	149,782,990
Redemption of puttable common stock, shares			(400,000)
Conversion of preferred stock into common stock			1,200,000
Conversion of preferred stock into common stock		(3,000)
Stock- based compensation, value	864			864
Dividend paid/ declared	(31,682)				(31,682)
Net income	62,878				62,878
Balance value at Dec. 31, 2016	$ 572,931	$ 0	$ 15	$ 541,720	$ 31,196
Balance, shares at Dec. 31, 2016		1,000	150,582,990